UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22724

Exact name of registrant as specified in charter:	Prudential Global Short Duration High Yield Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	7/31/2014

Date of reporting period:	10/31/2013

Item 1. Schedule of Investments

Prudential Global Short Duration High Yield Fund, Inc.

Schedule of Investments

as of October 31, 2013 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 137.6%
BANK LOANS(a) — 7.5%
Automotive — 0.3%
Meritor, Inc.	4.438%	04/23/17		1,169	$ 1,164,448
Schaeffler AG (Germany)	4.750%	01/27/17	EUR	814	1,111,368

					2,275,816

Banking — 1.0%
AA Group (United Kingdom)	3.264%	01/01/20	GBP	4,715	7,484,487

Cable — 1.3%
Newsday LLC	3.680%	10/12/16		4,923	4,935,385
Numericable SAS (France)	5.130%	06/06/16	EUR	948	1,288,881
Numericable SAS (France)	5.130%	06/06/16	EUR	407	552,620
Numericable SAS (France)	5.130%	06/06/16	EUR	645	877,404
Numericable SAS (France)	5.630%	12/31/17	EUR	1,313	1,778,081
Numericable SAS (France)	5.630%	12/31/17	EUR	687	930,640

					10,363,011

Capital Goods — 1.3%
British Car Auctions Ltd. (United Kingdom)	4.876%	02/29/20	EUR	3,000	4,070,719
Laureate Education, Inc.	5.000%	06/16/18		2,481	2,481,019
OGF SA (France)	4.658%	09/04/20	EUR	2,500	3,423,029

					9,974,767

Gaming — 0.8%
Gala Group Finance PLC (United Kingdom)	5.488%	05/25/18	GBP	4,000	6,460,603

Healthcare & Pharmaceutical — 0.2%
Catalent Pharma Solutions, Inc.	6.500%	12/29/17		1,700	1,715,584

Media & Entertainment — 0.5%
Getty Images, Inc.	4.750%	10/18/19		3,970	3,484,501

Non-Captive Finance — 0.4%
RBS WorldPay, Inc. (United Kingdom)	5.750%	11/30/19	GBP	1,800	2,907,187

Retailers — 1.0%
Alliance Boots Holdings Ltd. (United Kingdom)	3.980%	07/09/17	GBP	2,000	3,182,773
Alliance Boots Ltd. (United Kingdom)	3.480%	07/06/15	GBP	2,000	3,187,583
B&M Retail Ltd. (United Kingdom)	6.010%	03/06/20	GBP	1,000	1,605,416

					7,975,772

Technology — 0.7%
Ancestry.com, Inc.	5.250%	12/28/18		5,089	5,106,645

TOTAL BANK LOANS (cost $57,031,843)					57,748,373

CORPORATE BONDS — 75.5%
Aerospace & Defense — 0.9%
Michael Baker International LLC/CDL Acquisition Co., Inc., Sr. Sec’d. Notes, 144A(b)	8.250%	10/15/18		4,725	4,819,500
Moog, Inc., Sr. Sub. Notes(b)	7.250%	06/15/18		1,700	1,763,750

					6,583,250

Automotive — 2.6%
American Axle & Manufacturing Holdings, Inc., Sr. Sec’d. Notes, 144A	9.250%	01/15/17		706	750,125
Chrysler Group LLC, Sec’d. Notes(b)	8.000%	06/15/19		8,000	8,860,000

Delphi Corp., Gtd. Notes	5.875%	05/15/19		800	852,000
General Motors Co., Inc., Sr. Unsec’d. Notes, 144A(b)	3.500%	10/02/18		4,550	4,641,000
Lear Corp., Gtd. Notes(b)	8.125%	03/15/20		2,750	3,066,250
Meritor, Inc., Gtd. Notes	10.625%	03/15/18		1,975	2,133,000

					20,302,375

Building Materials & Construction — 1.6%
Beazer Homes USA, Inc., Sr. Sec’d. Notes(b)	6.625%	04/15/18		3,500	3,727,500
D.R. Horton, Inc., Gtd. Notes(b)	6.500%	04/15/16		4,525	4,988,813
Standard Pacific Corp., Gtd. Notes(b)	8.375%	05/15/18		3,050	3,538,000

					12,254,313

Cable — 3.5%
Cablevision Systems Corp., Sr. Unsec’d. Notes(b)	8.625%	09/15/17		9,046	10,538,590
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)	7.000%	01/15/19		4,500	4,770,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)	7.250%	10/30/17		5,625	5,948,438
Dish DBS Corp., Gtd. Notes	4.250%	04/01/18		5,500	5,582,500

					26,839,528

Capital Goods — 5.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	8.250%	01/15/19		3,300	3,597,000
Griffon Corp., Gtd. Notes(b)	7.125%	04/01/18		3,400	3,633,750
Hertz Corp. (The), Gtd. Notes(b)	7.500%	10/15/18		5,646	6,125,910
Hertz Corp. (The), Gtd. Notes, 144A(b)	4.250%	04/01/18		3,125	3,132,813
Laureate Education, Inc., Gtd. Notes, 144A(b)	9.250%	09/01/19		2,900	3,190,000
Manitowoc Co., Inc. (The), Gtd. Notes(b)	9.500%	02/15/18		2,615	2,791,513
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A(b)	7.000%	05/15/18		1,450	1,500,750
SPX Corp., Gtd. Notes(b)	6.875%	09/01/17		6,205	6,972,869
Terex Corp., Gtd. Notes, MTN(b)	6.500%	04/01/20		5,850	6,259,500
United Rentals North America, Inc., Gtd. Notes(b)	9.250%	12/15/19		2,000	2,247,500
United Rentals North America, Inc., Sec’d. Notes(b)	5.750%	07/15/18		6,000	6,435,000

					45,886,605

Chemicals
PetroLogistics LP/PetroLogistics Finance Corp., Gtd. Notes, 144A(b)	6.250%	04/01/20		225	225,000

Consumer — 1.3%
Jarden Corp., Gtd. Notes	7.500%	05/01/17		3,000	3,472,500
Service Corp. International, Sr. Unsec’d. Notes(b)	7.000%	06/15/17		6,000	6,727,500

					10,200,000

Electric — 0.8%
AES Corp. (The), Sr. Unsec’d. Notes	8.000%	10/15/17		1,365	1,607,288
DPL, Inc., Sr. Unsec’d. Notes(b)	6.500%	10/15/16		500	538,750
GenOn REMA LLC, Pass-Through Certificates	9.237%	07/02/17	(c)	1,075	1,106,797
Mirant Mid Atlantic Pass-Through Trust, Pass-Through Certificates, Series B	9.125%	06/30/17		835	895,368
NRG Energy, Inc., Gtd. Notes	7.625%	05/15/19		2,000	2,130,000

					6,278,203

Energy — Other — 3.7%
Denbury Resources, Inc., Gtd. Notes(b)	8.250%	02/15/20		2,906	3,196,600
EP Energy LLC/EP Energy Finance, Inc., Sr. Unsec’d. Notes(b)	9.375%	05/01/20		1,500	1,732,500

Forest Oil Corp., Gtd. Notes(b)	7.250%	06/15/19			5,000	5,050,000
Hercules Offshore, Inc., Sr. Sec’d. Notes, 144A	7.125%	04/01/17			925	985,125
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A (original cost $5,424,300; purchased 03/15/13-03/18/13)(b)	8.000%	02/15/20	(c)(d)		4,920	5,338,200
Parker Drilling Co., Gtd. Notes(b)	9.125%	04/01/18			10,252	10,969,640
Seitel, Inc., Gtd. Notes	9.500%	04/15/19			1,375	1,417,969

						28,690,034

Foods — 3.9%
Constellation Brands, Inc., Gtd. Notes(b)	7.250%	09/01/16			1,100	1,255,375
Cott Beverages, Inc., Gtd. Notes(b)	8.125%	09/01/18			8,204	8,850,065
Cott Beverages, Inc., Gtd. Notes(b)	8.375%	11/15/17			1,940	2,027,300
Fiesta Restaurant Group, Inc., Sec’d. Notes(b)	8.875%	08/15/16			4,500	4,775,625
Michael Foods Group, Inc., Gtd. Notes(b)	9.750%	07/15/18			5,130	5,598,113
Pilgrim’s Pride Corp., Gtd. Notes	7.875%	12/15/18			2,000	2,185,000
Sun Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/18			950	992,750
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes, 144A (original cost $4,154,375; purchased 05/21/13-10/22/13)(b)	8.875%	12/15/17	(c)(d)		3,750	4,125,000

						29,809,228

Gaming — 6.2%
Boyd Gaming Corp., Gtd. Notes(b)	9.125%	12/01/18			9,060	9,852,750
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes, MTN(b)	11.250%	06/01/17			9,073	9,050,318
Caesars Entertainment Resort Properties LLC, Sr. Sec’d. Notes, 144A	8.000%	10/01/20			1,900	1,904,750
CityCenter Holdings LLC/CityCenter Finance Corp., Sec’d. Notes, PIK	10.750%	01/15/17			2,000	2,144,000
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes, 144A	4.375%	11/01/18			2,975	3,034,500
Isle of Capri Casinos, Inc., Gtd. Notes(b)	7.750%	03/15/19			3,000	3,217,500
MGM Resorts International, Gtd. Notes(b)	7.500%	06/01/16			3,750	4,209,375
MGM Resorts International, Gtd. Notes(b)	7.625%	01/15/17			6,889	7,836,238
Pinnacle Entertainment, Inc., Gtd. Notes(b)	8.750%	05/15/20			6,000	6,630,000

						47,879,431

Healthcare & Pharmaceutical — 6.0%
Accellent, Inc., Sr. Sec’d. Notes	8.375%	02/01/17			2,755	2,889,306
Capella Healthcare, Inc., Gtd. Notes(b)	9.250%	07/01/17			1,000	1,073,750
Capsugel FinanceCo SCA (Luxembourg), Gtd. Notes, RegS (original cost $3,027,393; purchased 01/11/2013)	9.875%	08/01/19	(c)(d)	EUR	2,000	3,037,976
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000%	05/15/19			650	650,000
Catalent Pharma Solutions, Inc., Gtd. Notes(b) (United Kingdom)	9.750%	04/15/17		EUR	3,500	4,882,826
CHS / Community Health Systems, Inc., Gtd. Notes(b)	8.000%	11/15/19			5,308	5,752,545
HCA Holdings, Inc., Sr. Unsec’d. Notes	7.750%	05/15/21			2,000	2,190,000
HCA, Inc., Sr. Unsec’d. Notes(b)	6.500%	02/15/16			9,750	10,676,250
Healthcare Technology Intermediate, Inc., Sr. Unsec’d. Notes, PIK, 144A	7.375%	09/01/18			550	568,563
MedAssets, Inc., Gtd. Notes(b)	8.000%	11/15/18			3,000	3,247,500
Valeant Pharmaceuticals International, Gtd. Notes, 144A(b)	6.875%	12/01/18			8,268	8,836,425
Valeant Pharmaceuticals International, Sr. Unsec’d. Notes, 144A(b)	6.750%	08/15/18			2,600	2,847,000

						46,652,141

Lodging — 0.3%
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250%	03/15/18			2,150	2,461,750

Media & Entertainment — 6.6%
AMC Entertainment, Inc., Gtd. Notes(b)	9.750%	12/01/20			7,550	8,625,875
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes(b)	9.125%	08/01/18			9,030	9,887,850
Gannett Co., Inc., Gtd. Notes(b)	9.375%	11/15/17			6,670	7,011,838
LIN Television Corp., Gtd. Notes(b)	8.375%	04/15/18			3,500	3,731,875
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $1,875,000; purchased 07/30/13)	5.000%	08/01/18	(c)(d)		1,875	1,921,875
Regal Cinemas Corp., Gtd. Notes	8.625%	07/15/19			953	1,029,240
Regal Entertainment Group, Gtd. Notes	9.125%	08/15/18			1,829	2,011,900
SSI Investments II Ltd. / SSI Co.-Issuer LLC, Gtd. Notes(b)	11.125%	06/01/18			11,337	12,414,015
WMG Acquisition Corp., Gtd. Notes(b)	11.500%	10/01/18			3,400	3,931,250

						50,565,718

Metals — 1.5%
Peabody Energy Corp., Gtd. Notes(b)	6.000%	11/15/18			4,600	4,853,000
Steel Dynamics, Inc., Gtd. Notes	6.125%	08/15/19			2,000	2,170,000
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes	10.750%	02/01/18			4,000	4,340,000

						11,363,000

Non-Captive Finance — 1.5%
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	8.875%	09/01/17			7,500	8,896,875
SLM Corp., Sr. Unsec’d. Notes, MTN	8.450%	06/15/18			2,500	2,918,750

						11,815,625

Packaging — 2.3%
AEP Industries, Inc., Sr. Unsec’d. Notes(b)	8.250%	04/15/19			3,470	3,747,600
Beverage Packaging Holdings Luxembourg II SA (Luxembourg), Sec’d. Notes, RegS	8.000%	12/15/16		EUR	5,000	6,796,921
BWAY Holding Co., Gtd. Notes (original cost $1,918,438; purchased 09/11/13)	10.000%	06/15/18	(c)(d)		1,750	1,907,500
Greif, Inc., Sr. Unsec’d. Notes(b)	6.750%	02/01/17			865	957,988
Sealed Air Corp., Gtd. Notes, 144A(b)	8.125%	09/15/19			3,685	4,154,838

						17,564,847

Pipelines & Other — 1.3%
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	9.125%	10/01/17			7,266	7,636,566
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $2,842,918; purchased 01/10/13-02/22/13)(b)	6.000%	01/15/19	(c)(d)		2,850	2,529,375

						10,165,941

Retailers — 1.5%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A	9.250%	08/01/19			3,000	3,326,250
Chinos Intermediate Holdings A, Inc., Sr. Unsec’d. Notes, PIK, 144A	7.750%	05/01/19			725	729,531
Michaels Stores, Inc., Gtd. Notes(b)	7.750%	11/01/18			4,060	4,379,725
Petco Holdings, Inc., Sr. Notes, PIK, 144A (original cost $2,972,031; purchased 01/30/13)	8.500%	10/15/17	(c)(d)		2,875	2,932,500

						11,368,006

Technology — 15.0%
Ancestry.com, Inc., Sr. Unsec’d. Notes, PIK, 144A(b)	9.625%	10/15/18			1,600	1,636,000
Anixter, Inc., Gtd. Notes(b)	10.000%	03/15/14			10,000	10,312,500
Audatex North America, Inc., Gtd. Notes	6.750%	06/15/18			7,700	8,233,610

Avaya, Inc., Sec’d. Notes, 144A	10.500%	03/01/21		1,300	1,131,000
Brightstar Corp., Gtd. Notes, 144A (original cost $5,254,250; purchased 01/04/13-03/27/13)(b)	9.500%	12/01/16	(c)(d)	4,850	5,335,000
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $2,226,893; purchased 07/26/13)(b)	7.250%	08/01/18	(c)(d)	2,250	2,407,500
CDW LLC / CDW Finance Corp., Gtd. Notes	12.535%	10/12/17		1,937	2,014,480
CDW LLC/CDW Finance Corp., Gtd. Notes(b)	8.500%	04/01/19		800	886,000
CDW LLC/CDW Finance Corp., Sr. Sec’d. Notes(b)	8.000%	12/15/18		3,300	3,613,500
Ceridian Corp., Gtd. Notes(b)	11.250%	11/15/15		15,100	15,194,375
Ceridian Corp., Gtd. Notes, PIK(b)	12.250%	11/15/15		3,600	3,622,500
CommScope, Inc., Gtd. Notes, 144A (original cost $9,261,376; purchased 01/07/13-07/22/13)(b)	8.250%	01/15/19	(c)(d)	8,421	9,242,048
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A(b)	9.250%	04/15/18		8,386	9,067,363
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A(b)	8.250%	12/15/17		2,250	2,285,156
Interactive Data Corp., Gtd. Notes(b)	10.250%	08/01/18		12,435	13,756,219
Seagate HDD Cayman, Gtd. Notes, 144A	3.750%	11/15/18		4,500	4,500,000
Seagate Technology HDD Holdings, Gtd. Notes	6.800%	10/01/16		462	523,215
Sensata Technologies BV, Gtd. Notes, 144A(b)	6.500%	05/15/19		6,260	6,760,800
SunGard Data Systems, Inc., Gtd. Notes(b)	7.375%	11/15/18		4,445	4,711,700
TransUnion LLC / TransUnion Financing Corp., Gtd. Notes(b)	11.375%	06/15/18		9,613	10,670,430

					115,903,396

Telecommunications — 9.1%
Cincinnati Bell, Inc., Gtd. Notes	8.750%	03/15/18		1,000	1,060,000
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A(b)	12.000%	12/01/15		7,500	7,777,500
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A(b)	12.000%	12/01/15		7,000	7,259,000
Embarq Corp., Sr. Unsec’d. Notes (original cost $6,915,000; purchased 04/11/13)(b)	7.082%	06/01/16	(c)(d)	6,000	6,729,108
Frontier Communications Corp., Sr. Unsec’d. Notes(b)	8.250%	04/15/17		1,500	1,734,375
Level 3 Financing, Inc., Gtd. Notes(b)	8.125%	07/01/19		3,000	3,307,500
Level 3 Financing, Inc., Gtd. Notes	10.000%	02/01/18		3,200	3,420,000
Qwest Communications International, Inc., Gtd. Notes	7.125%	04/01/18		4,350	4,513,125
Sprint Communications, Inc., Sr. Unsec’d. Notes(b)	8.375%	08/15/17		13,800	15,973,500
Sprint Communications, Inc., Sr. Unsec’d. Notes(b)	9.125%	03/01/17		500	590,000
T-Mobile USA, Inc., Gtd. Notes	6.464%	04/28/19		10,825	11,474,500
T-Mobile USA, Inc., Sr. Unsec’d. Notes, 144A(b)	5.250%	09/01/18		2,000	2,077,500
Windstream Corp., Gtd. Notes(b)	7.875%	11/01/17		3,750	4,289,063

					70,205,171

TOTAL CORPORATE BONDS (cost $581,836,401)					583,013,562

FOREIGN BONDS — 54.6%
Australia — 2.6%
Barminco Finance Pty Ltd. (Australia), Gtd. Notes, 144A(b)	9.000%	06/01/18		3,000	2,835,000
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(b)	6.000%	04/01/17		10,600	11,077,000
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	6.875%	02/01/18		3,000	3,180,000
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	7.000%	11/01/15		3,042	3,156,075

					20,248,075

Barbados — 1.3%
Columbus International, Inc. (Barbados), Sr. Sec’d. Notes, MTN, 144A (original cost $10,542,818; purchased 12/26/12-01/24/13)	11.500%	11/20/14	(c)(d)		9,421	10,151,128

Belgium — 0.3%
Taminco Global Chemical Corp. (Belgium), Sec’d. Notes, 144A	9.750%	03/31/20			2,000	2,270,000

Brazil — 2.6%
Bertin SA/Bertin Finance Ltd. (Brazil), Gtd. Notes, RegS(b)	10.250%	10/05/16			6,000	6,690,000
Bertin SA/Bertin Finance Ltd. (Brazil), Gtd. Notes, 144A	10.250%	10/05/16			1,980	2,207,700
JBS Finance II Ltd. (Brazil), Gtd. Notes, RegS	8.250%	01/29/18			750	785,625
JBS Finance II Ltd. (Brazil), Gtd. Notes, 144A	8.250%	01/29/18			2,646	2,771,685
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250%	02/10/22			3,325	3,724,000
NET Servicos de Comunicacao SA (Brazil), Gtd. Notes	7.500%	01/27/20			3,750	4,050,000

						20,229,010

Canada — 2.6%
Bombardier, Inc. (Canada), Sr. Notes, 144A(b)	4.250%	01/15/16			1,800	1,876,500
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	7.500%	03/15/18			8,375	9,484,688
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes(b)	8.625%	11/01/19			1,000	1,105,000
Telesat Canada/Telesat LLC (Canada), Sr. Unsec’d. Notes, 144A(b)	6.000%	05/15/17			7,190	7,513,550

						19,979,738

Cayman Islands — 0.2%
Fibria Overseas Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	7.500%	05/04/20			1,161	1,277,100

China — 0.3%
Longfor Properties Co. Ltd. (China), Gtd. Notes, RegS	9.500%	04/07/16			2,085	2,225,738

Colombia — 0.4%
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A(b)	7.250%	12/12/21			3,000	3,300,000

Croatia — 0.7%
Agrokor DD (Croatia), Gtd. Notes, MTN, RegS	10.000%	12/07/16		EUR	3,500	5,006,857

France — 0.6%
Novalis SAS (France), Sr. Sec’d. Notes, 144A	6.000%	06/15/18		EUR	2,525	3,611,918
Picard Groupe SA (France), Sr. Sec’d. Notes, 144A	4.476%(a)	08/01/19		EUR	825	1,139,750

						4,751,668

Germany — 5.5%
Kabel Deutschland Holding AG (Germany), Sr. Unsec’d. Notes, RegS(b)	6.500%	07/31/17		EUR	6,060	8,855,790
KION Finance SA (Germany), Sr. Sec’d. Notes, MTN, RegS	7.875%	04/15/18		EUR	4,000	5,756,880
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A(b)	6.875%	08/15/18			4,650	4,952,250
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A	6.875%	08/15/18		EUR	1,900	2,734,518
Techem GmbH (Germany), Sr. Sec’d. Notes, MTN, RegS(b)	6.125%	10/01/19		EUR	3,000	4,399,126
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, RegS	7.500%	03/15/19		EUR	2,000	2,946,328
Unitymedia KabelBW GmbH (Germany), Sec’d. Notes, RegS(b)	9.625%	12/01/19		EUR	8,500	12,810,417

						42,455,309

India — 1.0%
Vedanta Resources PLC (India), Sr. Unsec’d. Notes, 144A(b)	8.750%	01/15/14	7,500	7,566,000

Indonesia — 1.3%
Berau Capital Resources Pte Ltd. (Indonesia), Sr. Sec’d. Notes, RegS(b)	12.500%	07/08/15	7,700	8,123,500
Theta Capital Pte Ltd. (Indonesia), Gtd. Notes, RegS	6.125%	11/14/20	700	675,146
Theta Capital Pte Ltd. (Indonesia), Gtd. Notes, RegS	7.000%	05/16/19	1,300	1,317,627

				10,116,273

Ireland — 0.9%
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, RegS	7.750%	11/15/19	EUR 2,000	2,957,733
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875%	09/15/18	4,038	4,138,950

				7,096,683

Italy — 1.1%
Fiat Finance & Trade SA (Italy), Ser. G, Gtd. Notes, MTN, RegS	6.375%	04/01/16	EUR 6,000	8,691,532

Jamaica — 1.6%
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/01/17	7,000	7,290,500
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	10.500%	04/15/18	4,750	5,130,000

				12,420,500

Luxembourg — 7.2%
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A	7.875%	01/31/18	4,125	4,398,273
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A	7.875%	01/31/18	500	533,118
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%	06/01/18	5,600	6,076,000
ArcelorMittal SA (Luxembourg), Sr. Unsec’d. Notes	5.000%	02/25/17	1,000	1,056,250
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Luxembourg), Sr. Sec’d. Notes, RegS	7.375%	10/15/17	EUR 3,000	4,368,576
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Luxembourg), Sr. Sec’d. Notes, RegS	7.375%	10/15/17	EUR 2,000	2,912,384
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250%	01/15/19	1,275	1,314,844
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, RegS	10.875%	12/15/18	EUR 3,570	5,501,555
ConvaTec Healthcare E SA (Luxembourg), Sr. Sec’d. Notes, RegS	7.375%	12/15/17	EUR 5,000	7,179,129
Geo Debt Finance SCA (Luxembourg), Sr. Sec’d. Notes, 144A	7.500%	08/01/18	EUR 5,700	8,242,251
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	04/01/19	3,109	3,349,948
Numericable Finance & Co. SCA (Luxembourg), Sr. Sec’d. Notes, RegS	8.750%	02/15/19	EUR 2,000	3,073,957
Orion Engineered Carbons Finance & Co. SCA (Luxembourg), Gtd. Notes, PIK, 144A	9.250%	08/01/19	2,950	3,075,375
Telenet Finance Luxembourg SCA (Luxembourg), Sr. Sec’d. Notes, RegS	6.375%	11/15/20	EUR 3,000	4,330,125

				55,411,785

Mexico — 1.6%
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, 144A	9.250%	05/12/20	4,000	4,360,000
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, 144A(b)	9.875%	04/30/19	3,000	3,390,000
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, RegS(b)	9.000%	01/11/18	4,195	4,562,063

				12,312,063

Netherlands — 2.0%
Nielsen Finance LLC/Nielsen Finance Co. (Netherlands), Gtd. Notes	7.750%	10/15/18		1,500	1,635,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(b)	3.750%	06/01/18		7,725	7,744,313
UPC Holding BV (Netherlands), Sec’d. Notes, 144A(b)	9.875%	04/15/18		5,500	5,953,750

					15,333,063

Nigeria — 1.5%
Afren PLC (Nigeria), Sr. Sec’d. Notes, RegS	10.250%	04/08/19		1,250	1,431,250
Afren PLC (Nigeria), Sr. Sec’d. Notes, RegS(b)	11.500%	02/01/16		3,050	3,480,813
Afren PLC (Nigeria), Sr. Sec’d. Notes, 144A	10.250%	04/08/19		2,000	2,290,000
Afren PLC (Nigeria), Sr. Sec’d. Notes, 144A	11.500%	02/01/16		3,780	4,313,925

					11,515,988

Peru — 1.5%
Corp. Pesquera Inca SAC (Peru), Gtd. Notes, 144A	9.000%	02/10/17		7,941	7,941,000
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, RegS(e)	1.409%	05/31/18		4,303	3,988,467

					11,929,467

Poland — 1.5%
Eileme 2 AB (Poland), Sr. Sec’d. Notes, RegS	11.750%	01/31/20	EUR	7,400	11,870,986

Russia — 3.7%
Evraz Group SA (Russia), Gtd. Notes, 144A	8.250%	11/10/15		2,500	2,684,500
Evraz Group SA (Russia), Sr. Unsec’d. Notes, 144A	7.400%	04/24/17		3,000	3,097,500
Sibur Securities Ltd. (Russia), Gtd. Notes, 144A	3.914%	01/31/18		2,500	2,443,750
Wind Acquisition Finance SA (Russia), Sec’d. Notes, RegS	11.750%	07/15/17	EUR	1,900	2,750,771
Wind Acquisition Finance SA (Russia), Sec’d. Notes, 144A	11.750%	07/15/17	EUR	5,000	7,238,870
Wind Acquisition Finance SA (Russia), Sr. Sec’d. Notes, RegS	7.375%	02/15/18	EUR	3,585	5,112,486
Wind Acquisition Holdings Finance SA (Russia), Sec’d. Notes, RegS	12.250%	07/15/17		1,600	1,628,000
Wind Acquisition Holdings Finance SA (Russia), Sr. Sec’d. Notes, PIK, RegS	12.250%	07/15/17	EUR	600	793,271
Wind Acquisition Holdings Finance SA (Russia), Sr. Sec’d. Notes, PIK, 144A	12.250%	07/15/17		2,946	2,997,555

					28,746,703

Spain — 1.1%
Nara Cable Funding Ltd. (Spain), Sr. Sec’d. Notes, 144A(b)	8.875%	12/01/18		8,000	8,460,000

Sweden — 0.2%
Bravida Holding AB (Sweden), Sr. Sec’d. Notes, 144A	5.224%(a)	06/15/19	EUR	1,200	1,629,306

Switzerland — 2.4%
Gategroup Finance SA (Switzerland), Gtd. Notes, MTN, RegS	6.750%	03/01/19	EUR	3,000	4,307,722
Sunrise Communications International SA (Switzerland), Sr. Sec’d. Notes, MTN, RegS	7.000%	12/31/17	EUR	10,000	14,365,046

					18,672,768

Ukraine — 0.6%
National JSC Naftogaz of Ukraine (Ukraine), Gov’t. Gtd. Notes	9.500%	09/30/14		5,000	4,712,500

United Kingdom — 7.6%
Boparan Finance PLC (United Kingdom), Gtd. Notes, RegS(b)	9.875%	04/30/18		GBP	5,000	8,818,763
Boparan Finance PLC (United Kingdom), Gtd. Notes, 144A	9.875%	04/30/18		GBP	1,000	1,763,753
Eco-Bat Finance PLC (United Kingdom), Gtd. Notes, RegS(b)	7.750%	02/15/17		EUR	3,310	4,681,800
Equiniti Newco 2 PLC (United Kingdom), Sec’d. Notes, 144A	6.267%	12/15/18	(c)	GBP	1,250	2,019,297
Gala Group Finance PLC (United Kingdom), Sr. Sec’d. Notes, RegS	8.875%	09/01/18		GBP	1,465	2,548,664
Galaxy Bidco Ltd. (United Kingdom), Sr. Sec’d. Notes, 144A	5.527%(a)	11/15/19		GBP	2,450	3,908,718
HellermannTyton Finance PLC (United Kingdom), Sr. Sec’d. Notes, RegS(b)	5.349%(a)	12/15/17		EUR	4,250	5,842,589
IDH Finance PLC (United Kingdom), Sr. Sec’d. Notes, MTN, 144A(b)	6.000%	12/01/18		GBP	3,000	4,858,339
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, RegS(b)	8.125%	05/15/18		GBP	4,000	6,974,842
Phones4u Finance PLC (United Kingdom), Sr. Sec’d. Notes, RegS	9.500%	04/01/18		GBP	2,000	3,395,385
Priory Group No. 3 PLC (United Kingdom), Sr. Sec’d. Notes, RegS(b)	7.000%	02/15/18		GBP	3,700	6,199,593
Virgin Media Finance PLC (United Kingdom), Gtd. Notes(b)	8.375%	10/15/19			6,343	6,921,799
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes	6.500%	01/15/18			500	520,000

						58,453,542

Venezuela 0.7%
Petroleos de Venezuela SA (Venezuela), Gtd. Notes, RegS	8.500%	11/02/17			6,000	5,385,000

TOTAL FOREIGN BONDS (cost $419,069,109)						422,218,782

TOTAL LONG-TERM INVESTMENTS (cost $1,057,937,353)						1,062,980,717

SHORT-TERM INVESTMENT — 0.1%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,046,204)(f)	1,046,204	1,046,204

TOTAL INVESTMENTS 137.7% (cost $1,058,983,557)(g)		1,064,026,921
LIABILITIES IN EXCESS OF OTHER ASSETS(h) — (37.7)%		(291,543,776)

NET ASSETS 100.0%		$ 772,483,145

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

MTN—Medium Term Note
PIK—Payment-in-Kind
EUR—Euro
GBP—British Pound

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2013.
(b)	Represents security, or portion thereof, with an aggregate value of $585,589,270, segregated as collateral for amount of $293,000,000 borrowed and outstanding as of October 31, 2013.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Indicates a restricted security; the aggregate cost of the restricted securities is $56,414,792. The aggregate value, $55,657,210, is approximately 7.2% of net assets.
(e)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(g)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$1,069,150,287

Appreciation	9,611,787
Depreciation	(14,735,153)

Net Unrealized Depreciation	$(5,123,366)

The book basis may differ from tax basis due to certain tax related adjustments.

(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at October 31, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)(2)
British Pound, Expiring 11/25/2013	UBS Warburg LLC	GBP	214	$340,597	$342,476	$1,879
Expiring 11/25/2013	Morgan Stanley	GBP	4,717	7,552,402	7,562,348	9,946
Euro, Expiring 11/25/2013	Morgan Stanley	EUR	1,350	1,822,754	1,833,073	10,319
Expiring 11/25/2013	Citigroup Global Markets	EUR	3,600	4,963,049	4,887,874	(75,175)
Expiring 11/25/2013	Barclays Bank International	EUR	513	693,660	695,889	2,229
Expiring 01/27/2014	Credit Suisse	EUR	5,792	7,983,813	7,865,200	(118,613)

				$23,356,275	$23,186,860	$(169,415)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)(2)
British Pound, Expiring 11/25/2013	UBS Warburg LLC	GBP	34,520	$53,539,485	$55,339,433	$(1,799,948)
Expiring 11/25/2013	Morgan Stanley	GBP	4,483	7,215,376	7,187,342	28,034
Expiring 11/25/2013	Morgan Stanley	GBP	4,708	7,534,439	7,548,161	(13,722)
Euro, Expiring 11/25/2013	UBS Warburg LLC	EUR	1,973	2,677,398	2,679,329	(1,931)
Expiring 11/25/2013	JPMorgan Securities	EUR	46,695	62,264,253	63,404,396	(1,140,143)
Expiring 11/25/2013	Credit Suisse	EUR	46,702	62,269,017	63,413,908	(1,144,891)
Expiring 11/25/2013	Barclays Bank International	EUR	46,702	62,269,157	63,413,908	(1,144,751)

				$257,769,125	$262,986,477	$(5,217,352)

						$(5,386,767)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of October 31, 2013.
(2)	Cash of $8,170,000 has been segregated to cover requirements for open forward foreign currency contracts as of October 31, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$47,081,113	$10,667,260
Corporate Bonds	—	581,906,765	1,106,797
Foreign Bonds	—	422,218,782	—
Affiliated Money Market Mutual Fund	1,046,204	—	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	(5,386,767)	—

Total	$1,046,204	$1,045,819,893	$11,774,057

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Foreign Bonds	Bank Loans	Corporate Bonds
Balance as of 7/31/13	$1,596,424	$2,993,078	$—
Realized gain (loss)	—	152,234	—
Change in unrealized appreciation (depreciation)**	—	327,542	(11,417)
Purchases	—	7,346,640	—
Sales	—	(152,234)	—
Accrued discount/premium	—	—	—
Transfers into Level 3	—	—	1,118,214
Transfers out of Level 3	(1,596,424)	—	—

Balance as of 10/31/13	$—	$10,667,260	$1,106,797

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $316,125 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there was one Foreign Bond transferred out of Level 3 as a result of being priced by a vendor and one Corporate Bond transferred into level 3 as a result of being priced using a single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of comparable U.S. Government and other securities using fixed income securities valuation models.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may hold up to 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website. (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Global Short Duration High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	December 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	December 19, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	December 19, 2013

*	Print the name and title of each signing officer under his or her signature